Loans and liquidity investments	12 Months Ended
Dec. 31, 2018
Loans and liquidity investments.
Loans and liquidity investments

Note 11. Loans and liquidity investments

	December 31,	December 31,
Skr mn	2018	2017
Loans:
Loans in the form of interest-bearing securities	36,781	41,125
Loans to credit institutions	27,725	23,198
Loans to the public	161,094	141,111
Less:
Cash collateral under the security agreements for derivative contracts(1)	-16,374	-10,314
Deposits with time to maturity exceeding three months	—	—
Total loans	209,226	195,120

Liquidity investments:
Cash and cash equivalents	2,416	1,231
Cash collateral under the security agreements for derivative contracts	16,374	10,314
Deposits with time to maturity exceeding three months	—	—
Treasuries/government bonds	11,117	4,382
Other interest-bearing securities except loans	48,665	39,807
Total liquidity investments	78,572	55,734
of which issued by public authorities	15,110	9,309
of which quoted on an exchange	24,505	22,396
(1)	Included in Loans to credit institutions.

Difference between book value amount and amount contractually required to be paid at maturity for interest-bearing securities not carried at fair value

Skr mn	2018	2017
Sum of amounts exceeding nominal	143	4
Sum of amounts falling below nominal	-39	-57

Volume Development, Lending

					of which the
					CIRR-system
Skr mn	2018		2017		2018	2017
Offers of long-term loans accepted	57,015		89,305		4,916	36,909
Undisbursed loans at year-end	50,814		72,914		47,664	69,161
Loans outstanding at year-end	209,226	(1)	195,120	(1)	69,922	49,124
(1)	Including concessionary loans by Skr 663 million (year-end 2017: Skr 754 million) .

Outstanding loans as per business area

					of which the CIRR-system
	December 31,		December 31,		December 31,	December 31,
Skr mn	2018		2017		2018	2017
Lending to Swedish exporters	89,759		93,060		—	—
Lending to exporters’ customers	119,467		102,060		69,922	49,124
Total lending	209,226	(1)	195,120	(1)	69,922	49,124
(1)	Including concessionary loans by Skr 663 million (year-end 2017: Skr 754 million).